Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000010830 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000010830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000010830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000010830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000010830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000010830 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000010830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000010830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010830 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010829 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	60.20%
C000010829 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.70%
C000010829 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	10.90%
C000010829 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	7.80%
C000010829 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000010829 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000010829 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000010829 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000010829 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000010833 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000010833 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000010833 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000010833 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000010833 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000010833 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000010833 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000010833 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010833 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010833 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000010832 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	10.70%
Percent of Net Short Exposure	0.00%
C000010832 | United States
Holdings [Line Items]
Percent of Net Long Exposure	63.70%
Percent of Net Short Exposure	0.00%
C000010832 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
Percent of Net Short Exposure	0.00%
C000010832 | France
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
Percent of Net Short Exposure	0.00%
C000010832 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
Percent of Net Short Exposure	0.00%
C000010832 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000010832 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	0.00%
C000010832 | China
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	0.00%
C000010832 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000010832 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000010832 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000010836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000010836 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000010836 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000010836 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)